Non-current asset held for sale and discontinued operations	6 Months Ended
Jun. 30, 2025
SubclassificationsOfAssetsLiabilitiesAndEquitiesAbstract [Abstract]
Disclosure of non-current assets held for sale and discontinued operations [text block]
B.22. Information related to Opella, presented within assets held for sale and discontinued operations
On April 30 2025, the Opella transaction was closed (see Note B.1.) triggering loss of control, and resulting in the derecognition of all assets and liabilities of Opella subsidiaries. As of December 31, 2024, all Opella assets and associated liabilities were classified as held for sale, in accordance with IFRS 5.

(€ million)	December 31, 2024
Assets
Property, plant and equipment owned	760
Right-of-use assets	116
Goodwill	7,255
Other intangible assets	2,928
Inventories	600
Accounts receivable	989
Other assets	841
Total assets held for sale	13,489
Liabilities
Lease liabilities	112
Non-current provisions and other non-current liabilities	204
Accounts payable	797
Current provisions and other current liabilities	570
Other liabilities	448
Total liabilities related to assets held for sale	2,131
In accordance with IFRS 5, the Opella held for sale asset group, and the related liabilities, were measured at the lower of carrying amount and fair value less costs to sell. This valuation did not result in the recognition of any impairment.
The table below shows the main items presented within Net income from discontinued operations:

(€ million)	June 30, 2025	June 30, 2024
Net sales and other revenues (a)	1,736	2,645
Operating income (a)	266	277
Gain on disposal of Opella before tax	2,781	—
Income before tax and investments accounted for using the equity method, including gain on disposal of Opella before tax	3,039	278
Income tax expense (b)	(158)	(85)
Net income from discontinued operations (Opella)	2,881	202
(a) For the first half of 2025, these lines include the net sales and operating income of Opella until the date of loss of control date (see Note B.1.).
(b) In 2025, this line includes an expense of €88 million related to the tax impact on the gain arising on the loss of control of Opella.

The table below presents basic and diluted earnings per share from discontinued operations (Opella), in accordance with IAS 33 (Earnings per Share):

(€ million)	June 30, 2025	June 30, 2024
Net income from discontinued operations (Opella)	2,881	202
Average number of shares outstanding (million)	1,225.5	1,249.4
Average number of shares after dilution (million)	1,230.7	1,253.8
Basic earnings per share (in euros)	2.34	0.16
Diluted earnings per share (in euros)	2.33	0.16

Disclosure Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures Text Block	As of December 31, 2024, all Opella assets and associated liabilities were classified as held for sale, in accordance with IFRS 5.

(€ million)	December 31, 2024
Assets
Property, plant and equipment owned	760
Right-of-use assets	116
Goodwill	7,255
Other intangible assets	2,928
Inventories	600
Accounts receivable	989
Other assets	841
Total assets held for sale	13,489
Liabilities
Lease liabilities	112
Non-current provisions and other non-current liabilities	204
Accounts payable	797
Current provisions and other current liabilities	570
Other liabilities	448
Total liabilities related to assets held for sale	2,131
In accordance with IFRS 5, the Opella held for sale asset group, and the related liabilities, were measured at the lower of carrying amount and fair value less costs to sell. This valuation did not result in the recognition of any impairment.
The table below shows the main items presented within Net income from discontinued operations:

(€ million)	June 30, 2025	June 30, 2024
Net sales and other revenues (a)	1,736	2,645
Operating income (a)	266	277
Gain on disposal of Opella before tax	2,781	—
Income before tax and investments accounted for using the equity method, including gain on disposal of Opella before tax	3,039	278
Income tax expense (b)	(158)	(85)
Net income from discontinued operations (Opella)	2,881	202
(a) For the first half of 2025, these lines include the net sales and operating income of Opella until the date of loss of control date (see Note B.1.).
(b) In 2025, this line includes an expense of €88 million related to the tax impact on the gain arising on the loss of control of Opella.

The table below presents basic and diluted earnings per share from discontinued operations (Opella), in accordance with IAS 33 (Earnings per Share):

(€ million)	June 30, 2025	June 30, 2024
Net income from discontinued operations (Opella)	2,881	202
Average number of shares outstanding (million)	1,225.5	1,249.4
Average number of shares after dilution (million)	1,230.7	1,253.8
Basic earnings per share (in euros)	2.34	0.16
Diluted earnings per share (in euros)	2.33	0.16